EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
EARNINGS PER SHARE [Abstract]
Calculated Basic Earnings Per Share and Diluted Earnings Per Share

	2010	2011	2012
Numerator:
Net income/(loss) available to ordinary shareholders	359,499	351,531	(26,776)

Dilutive effect of issuance and buy-back of convertible bonds	(1,418)	(845)	—
Dilutive effect of issuance of convertible notes	—	(232,278)	—

Net income/(loss) for diluted earnings	358,081	118,408	(26,776)

Denominator:
Denominator for basic earnings per share – weighted average ordinary shares outstanding	80,846,617	84,221,665	90,804,777
Dilutive effect of share options	2,847,416	1,951,850	—
Dilutive effect of convertible bonds	1,053,069	671,670	—

Dilutive effect of convertible notes	—	7,454,208	—

Denominator for diluted earnings per share	84,747,102	94,299,393	90,804,777

Basic earnings per share	4.45	4.17	(0.29)

Diluted earnings per share	4.23	1.26	(0.29)